Investment Strategy	Feb. 28, 2026
GMO Dynamic Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by owning a balanced portfolio of equity investments, fixed-income investments, and liquid alternative strategies. The Fund operates primarily as a fund of funds investing primarily in shares of other investment companies managed by GMO (including other series of GMO ETF Trust) and third parties (collectively, “Underlying Funds”) but is also permitted to invest directly in securities and other investments in lieu of, or in addition to, investing in Underlying Funds.GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of asset classes and other factors, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value over a complete market cycle. GMO changes the Fund’s asset class exposures in response to changes in GMO’s investment outlook and its assessment of market valuations. Under normal circumstances, GMO intends to invest between 40% and 80% of the Fund’s net assets in equity investments, including Underlying Funds that invest primarily in equities. The factors GMO considers and investment methods GMO uses can change over time.The Fund is permitted to invest in any asset class (e.g., U.S., non-U.S., and emerging market equity; U.S., non-U.S., and emerging market fixed income (including asset-backed securities and municipal bonds); and commodities), strategy (e.g., long/short and event-driven strategies), sector, country, or region and at times may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization and, in the case of debt instruments, of any credit quality (including below investment grade securities, commonly referred to as “high yield” or “junk bonds”), maturity and duration. In addition, the Fund may lend its portfolio securities.In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by owning a balanced portfolio of equity investments, fixed-income investments, and liquid alternative strategies. The Fund operates primarily as a fund of funds investing primarily in shares of other investment companies managed by GMO (including other series of GMO ETF Trust) and third parties (collectively, “Underlying Funds”) but is also permitted to invest directly in securities and other investments in lieu of, or in addition to, investing in Underlying Funds.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of asset classes and other factors, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class.
GMO Beyond China ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in equities of companies tied economically to markets (excluding China) that are not treated as developed markets in the MSCI World Index (“emerging markets”). The Fund invests in companies that GMO believes are likely to benefit from growth in emerging markets and from the widespread trend of transitioning supply chains out of China to other emerging markets.In selecting securities for the Fund, GMO uses a combination of proprietary quantitative and fundamental investment methods to identify emerging market equities GMO believes are well positioned to benefit from the expected trend of “moving out of China.” This secular trend is driven by a combination of increasing labor costs in China, increasing geopolitical tensions and increasing focus on supply chain diversification. GMO determines the Fund’s investment universe through a top-down analysis of those countries, regions and sectors that GMO believes are positioned to benefit from the secular trend. To identify attractive securities within that universe, GMO uses a combination of proprietary quantitative and fundamental investment methods that focus on growth, quality, valuation and other patterns of information, such as price movement or volatility of an asset class, security, or market. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs. GMO also may consider ESG (environmental, social and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in equities of companies tied economically to markets (excluding China) that are not treated as developed markets in the MSCI World Index (“emerging markets”). The Fund invests in companies that GMO believes are likely to benefit from growth in emerging markets and from the widespread trend of transitioning supply chains out of China to other emerging markets.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, GMO uses a combination of proprietary quantitative and fundamental investment methods to identify emerging market equities GMO believes are well positioned to benefit from the expected trend of “moving out of China.”
GMO Domestic Resilience ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in equities of U.S. companies that GMO believes will benefit from the shift away from globalization and the anticipated acceleration of onshoring vital technologies and industries.Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).In selecting securities for the Fund, GMO considers a wide range of factors, including a company’s profitability, profit stability, leverage, and other publicly available financial information, and GMO’s assessment of a company’s future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. The weight that each factor is given for a particular security varies over time and depends on GMO’s assessment of the factor’s materiality and relevance to that security. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics. At times, the Fund may have substantial exposure to a single asset class, industry, sector and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. In addition, the Fund may lend its portfolio securities.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in equities of U.S. companies that GMO believes will benefit from the shift away from globalization and the anticipated acceleration of onshoring vital technologies and industries.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, GMO considers a wide range of factors, including a company’s profitability, profit stability, leverage, and other publicly available financial information, and GMO’s assessment of a company’s future profitability, capital allocation, growth opportunities, and sustainability against competitive forces.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).
GMO Horizons ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in global equity markets, both developed and emerging. The Fund’s strategy is a reflection of Grantham, Mayo, Van Otterloo & Co. LLC’s (“GMO” or the “Adviser”) view that the world economy is transitioning to a lower carbon future, a transition GMO believes will create secular growth opportunities. The Fund seeks to capture these opportunities and mitigate related risks through significant exposure to investments providing impactful climate solutions and a lower total carbon footprint (direct and indirect) than the MSCI ACWI ex-Fossil Fuels Index, while maintaining diversification and controlling for exposure to environmental, social, and governance (ESG) risks.In selecting securities for purchase and sale by the Fund, GMO uses a combination of systematic investment methods and datasets, as well as other publicly available financial information. In constructing the Fund’s portfolio, GMO considers total emissions, company-level revenues associated with environmentally positive business activities (e.g., water management, treatment and delivery, waste and pollution management, efficient transportation), position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. In addition, the Fund may lend its portfolio securities.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in global equity markets, both developed and emerging. The Fund’s strategy is a reflection of Grantham, Mayo, Van Otterloo & Co. LLC’s (“GMO” or the “Adviser”) view that the world economy is transitioning to a lower carbon future, a transition GMO believes will create secular growth opportunities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for purchase and sale by the Fund, GMO uses a combination of systematic investment methods and datasets, as well as other publicly available financial information. In constructing the Fund’s portfolio, GMO considers total emissions, company-level revenues associated with environmentally positive business activities (e.g., water management, treatment and delivery, waste and pollution management, efficient transportation), position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs.
GMO International Quality ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in non-U.S. equities that the Fund’s adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO” or the “Adviser”), believes to be of high quality. GMO believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments and that will use cash flows to make investments with the potential for a high return on capital or to return cash to shareholders through dividends or share buybacks. Equity securities primarily include common and preferred stocks and, to a lesser extent, other stock-related securities, such as convertible securities, depositary receipts, equity real estate investment trusts (“REITs”), income trusts, and securities of other investment companies that invest primarily in equity securities. In selecting securities for purchase and sale by the Fund, GMO uses a combination of investment methods, typically considering both (1) systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and (2) judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. The weight that each systematic and judgmental factor is given for a particular security varies over time and depends on GMO’s assessment of the factor’s materiality and relevance to that security. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics with the objective of buying higher quality stocks at a discount to what GMO believes to be their fundamental fair (or intrinsic) value. The Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold, and GMO makes investment decisions for the Fund without regard to portfolio turnover rates. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The Fund may invest in both developed and emerging market securities. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. In addition, the Fund may lend its portfolio securities.Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of quality companies (see “Name Policies”). The term “quality company” means a company that (i) is included in an independently maintained index of quality companies (“Quality Index”); (ii) has financial and business characteristics that GMO determines to be similar to those of companies included in a Quality Index; or (iii) rates in the top 50% of GMO’s quality rankings for companies within the Fund’s investment universe.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in non-U.S. equities that the Fund’s adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO” or the “Adviser”), believes to be of high quality. GMO believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments and that will use cash flows to make investments with the potential for a high return on capital or to return cash to shareholders through dividends or share buybacks.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for purchase and sale by the Fund, GMO uses a combination of investment methods, typically considering both (1) systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and (2) judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of quality companies (see “Name Policies”).
GMO International Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in securities traded in international equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities’ prices, equity and other markets, the overall global economy, and governmental policies. The Fund seeks to capitalize opportunistically on what GMO believes to be market dislocations within the international equity markets.In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify international equities GMO believes have positive return potential relative to other international equities. A key component of the process is GMO’s proprietary methodology for assessing values of company tangible and intangible assets and generating equity return forecasts, which are then incorporated into relative valuation models. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or market, and macroeconomic factors. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs. GMO also may consider ESG (environmental, social, and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. In addition, the Fund may lend its portfolio securities.Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of value companies (see “Name Policies”). The term "value company" means a company that (i) is included in the MSCI ACWI IMI Value Index or another independently maintained value index; or (ii) has financial and business characteristics that GMO determines, based on its proprietary value models, indicate the company's shares are trading at more favorable prices than at least half of the Fund's investable universe.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in securities traded in international equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities’ prices, equity and other markets, the overall global economy, and governmental policies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify international equities GMO believes have positive return potential relative to other international equities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of value companies (see “Name Policies”).
GMO Power Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies operating in power infrastructure-related industries (as defined below). Given global population growth, accelerating electrification, rising wealth in emerging markets, reindustrialization of developed economies and the increasing energy infrastructure requirements from datacenters partly due to the emergence of artificial intelligence (“AI”), GMO believes that companies economically tied to power infrastructure will benefit from the increasing demand for electricity, energy and related infrastructure.GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), securities’ prices, commodities’ prices, equity and bond markets, the overall global economy, and governmental policies. In selecting securities for the Fund, GMO uses a combination of investment methods to identify power infrastructure equities GMO believes have positive return potential relative to the securities of other power infrastructure equities. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to other securities of companies in the resource transition sector. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations.The Fund may invest its assets in securities of companies of any market capitalization and may invest a significant portion of its assets in securities of companies with smaller market capitalizations. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.As an alternative to investing directly in equities or in an attempt to obtain or adjust elements of its investment exposure, the Fund may invest in other ETFs. In addition, the Fund may lend its portfolio securities.The Fund has a fundamental policy to concentrate its investments in power infrastructure-related industries. In addition, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in those industries (see “Name Policies”). “Power infrastructure” refers to the generation, transmission, distribution, management and storage of electrical power and the servicing and support of those functions. The Fund considers “power infrastructure-related industries” to include companies engaged in: (i) the supply of electrification and/or power generation raw materials, including natural resources (e.g., copper, lithium and uranium miners), (ii) the supply of electrification and/or power generation equipment (e.g., industrial machinery and components such as turbines, inverters and cables), software (e.g., electrical grid control systems and virtual power plants) and associated services (e.g., electric, gas and renewable utilities), (iii) energy efficiency, (iv) energy generation (e.g., solar, wind, natural gas); and (v) energy storage.The Fund is permitted to invest directly and indirectly (e.g., through underlying funds) in securities of companies tied economically to any country in the world, including emerging countries. The Fund also may invest in U.S. Treasury Fund, GMO Ultra-Short Income ETF, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies operating in power infrastructure-related industries (as defined below). Given global population growth, accelerating electrification, rising wealth in emerging markets, reindustrialization of developed economies and the increasing energy infrastructure requirements from datacenters partly due to the emergence of artificial intelligence (“AI”), GMO believes that companies economically tied to power infrastructure will benefit from the increasing demand for electricity, energy and related infrastructure.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, GMO uses a combination of investment methods to identify power infrastructure equities GMO believes have positive return potential relative to the securities of other power infrastructure equities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has a fundamental policy to concentrate its investments in power infrastructure-related industries. In addition, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in those industries (see “Name Policies”).
GMO U.S. Quality ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equities of U.S. companies that the Fund’s adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO” or the “Adviser”), believes to be of high quality. GMO believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments and that will use cash flows to make investments with the potential for a high return on capital or to return cash to shareholders through dividends or share buybacks. Equity securities primarily include common and preferred stocks and, to a lesser extent, other stock-related securities, such as convertible securities, depositary receipts, equity real estate investment trusts (“REITs”), income trusts, and securities of other investment companies that invest primarily in equity securities.In selecting securities for purchase and sale by the Fund, GMO uses a combination of investment methods, typically considering both (1) systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and (2) judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. The weight that each systematic and judgmental factor is given for a particular security varies over time and depends on GMO’s assessment of the factor’s materiality and relevance to that security. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics with the objective of buying higher quality stocks at a discount to what GMO believes to be their fundamental fair (or intrinsic) value. The Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold, and GMO makes investment decisions for the Fund without regard to portfolio turnover rates. At times, the Fund may have substantial exposure to a single asset class, industry, sector, issuer, or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.As an alternative to investing directly in equities or in an attempt to obtain or adjust elements of its investment exposure, the Fund may invest in other ETFs. In addition, the Fund may lend its portfolio securities.Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of quality companies (see “Name Policies”). The term “quality company” means a company that (i) is included in an independently maintained index of quality companies (“Quality Index”); (ii) has financial and business characteristics that GMO determines to be similar to those of companies included in a Quality Index; or (iii) rates in the top 50% of GMO’s quality rankings for companies within the Fund’s investment universe. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equities of U.S. companies that the Fund’s adviser, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO” or the “Adviser”), believes to be of high quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for purchase and sale by the Fund, GMO uses a combination of investment methods, typically considering both (1) systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and (2) judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).
GMO U.S. Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in securities traded in U.S. equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities’ prices, equity and other markets, the overall global economy, and governmental policies. The Fund seeks to capitalize opportunistically on what GMO believes to be market dislocations within the U.S. equity markets.In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify U.S. equities GMO believes have positive return potential relative to other U.S. equities. A key component of the process is GMO’s proprietary methodology for assessing values of company tangible and intangible assets and generating equity return forecasts, which are then incorporated into relative valuation models. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or market, and macroeconomic factors. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, market capitalization, liquidity, and transaction costs. GMO also may consider ESG (environmental, social, and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund expects to have substantial exposure to a single asset class, industry, sector and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. In addition, the Fund may lend its portfolio securities.Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of value companies (see “Name Policies”). The term "value company" means a company that (i) is included in the MSCI ACWI IMI Value Index or another independently maintained value index; or (ii) has financial and business characteristics that GMO determines, based on its proprietary value models, indicate the company's shares are trading at more favorable prices than at least half of the Fund's investable universe. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in securities traded in U.S. equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities’ prices, equity and other markets, the overall global economy, and governmental policies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify U.S. equities GMO believes have positive return potential relative to other U.S. equities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of value companies (see “Name Policies”).
GMO Systematic Investment Grade Credit ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S. investment grade debt securities. GMO determines Fund investments utilizing its proprietary systematic investment approach analyzing bonds based on factors including value, quality, momentum, and company fundamentals. These factors are captured through proprietary fair value models, measures of changes in default risk, and bond and equity momentum indicators. The strategy seeks to invest in attractive risk/return opportunities and limit tracking error by managing the Fund’s exposure at the country, sector, and issuer levels and to risks such as liquidity, interest rates, and credit spreads. The Fund expects to have material exposure to bonds issued by U.S. and non-U.S. companies.As an alternative to investing directly in bonds, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, and swap contracts. Under normal circumstances, the Fund invests directly and indirectly (through underlying funds or derivatives) at least 80% of its assets in investment grade debt securities.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S. investment grade debt securities. GMO determines Fund investments utilizing its proprietary systematic investment approach analyzing bonds based on factors including value, quality, momentum, and company fundamentals.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The strategy seeks to invest in attractive risk/return opportunities and limit tracking error by managing the Fund’s exposure at the country, sector, and issuer levels and to risks such as liquidity, interest rates, and credit spreads. The Fund expects to have material exposure to bonds issued by U.S. and non-U.S. companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests directly and indirectly (through underlying funds or derivatives) at least 80% of its assets in investment grade debt securities.
GMO Ultra-Short Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing primarily in low-duration, high-quality fixed income securities, including collateralized loan obligations (“CLOs”), U.S. Treasury securities, repurchase agreements, reverse repurchase agreements, and other investment grade instruments (collectively, “Fixed Income Securities”). The Fund may also invest in other fixed income securities that are backed (implicitly or explicitly) by the full faith and credit of the U.S. government or the governments of other developed countries, as well as other cash management investment techniques that may involve the use of derivatives for hedging purposes. Through dynamic allocation, the Fund seeks to deliver consistent income with low volatility while maintaining a focus on capital preservation. GMO normally seeks to maintain an estimated interest rate duration of one year or less for the Fund’s portfolio, though individual securities in the portfolio may have a maturity date greater than one year.Under the repurchase agreements entered into by the Fund, the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed date, the security from the Fund at the original purchase price plus an agreed upon amount representing interest. Under reverse repurchase agreements, the Fund sells a security backed by the full faith and credit of the U.S. government to a buyer and simultaneously commits to repurchase, on an agreed date, the security from the buyer at the original purchase price plus an agreed upon amount representing interest. In selecting securities for the Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions. The factors GMO considers and investment methods GMO uses can change over time.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing primarily in low-duration, high-quality fixed income securities, including collateralized loan obligations (“CLOs”), U.S. Treasury securities, repurchase agreements, reverse repurchase agreements, and other investment grade instruments (collectively, “Fixed Income Securities”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions.